Accounting judgments and estimates (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting judgments and estimates
Intangible assets other than goodwill	€ 12,407	€ 14,145
Gross carrying amount
Accounting judgments and estimates
Intangible assets other than goodwill	28,040	21,534	€ 13,868
Gross carrying amount | Capitalized development costs
Accounting judgments and estimates
Intangible assets other than goodwill	€ 9,680	€ 12,923